Additional Details to the Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Additional Details to the Statement of Cash Flows [Abstract]
Schedule of additional details to the statement of cash flows
	Year ended December 31,
	2022	2021
Changes in working capital components:
Decrease in trade receivables, net	429	64
Increase in other current assets	(4,563)	(5,082)
Decrease (increase) in long-term deposits	188	(613)
Increase in trade payables and accrued liabilities	94	9,244
Increase (decrease) in taxes payable	(126)	11,777
	(3,978)	15,390
Significant non-cash transactions:
Addition of right-of-use assets, property, plant and equipment and related lease liabilities	11,354	8,682
Purchase of property, plant and equipment financed by short-term credit	1,601	2,802
Extinguishment of warrant liability and long-term debt through share issuance	—	24,322
Issuance of shares in connection with business combination	—	3,676
Equipment prepayments realized as additions to property, plant and equipment	54,135	—
Deferred tax expense related to equity issuance costs	(3,895)	4,287